4. Summary of Significant Accounting Policies: (d) Financial Instruments: Schedule of Financial Assets and Financial Liabilities (Details)	12 Months Ended
Jun. 30, 2023
Cash
Financial Assets And Financial Liabilities	FVTPL
Due to/from Related Parties
Financial Assets And Financial Liabilities	Amortized cost
Accounts Payable
Financial Assets And Financial Liabilities	Amortized cost
Loan Payable
Financial Assets And Financial Liabilities	Amortized cost
Lease Liabilities
Financial Assets And Financial Liabilities	Amortized cost
Derivative Liability
Financial Assets And Financial Liabilities	FVTPL